INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about intangible assets [abstract]
INTANGIBLE ASSETS
NOTE 9 – INTANGIBLE ASSETS

The fair value of intellectual property was calculated with the assistance of an external appraiser, based on the Company's estimates and assumptions. The value in use of the assets was estimated by using the decision-tree approach to valuing research products. This approach incorporates the option of abandonment at each development stage. The traditional Discounted Cash Flows (DCF) model is implemented at the final node of the decision tree. The DCF analysis estimates the future cash flows the Company expects to derive from the asset, incorporates expectations about possible variations in the amount or timing of those future cash flows, and the uncertainty inherent in the assets. As of December 31, 2020, the fair value of the intellectual property according to the impairment testing exceeds its book value by more than 50%. Therefore, no impairment was recognized.

Set forth below are the composition of intangible assets and the related accumulated depreciation, grouped by major classifications, as well as the changes therein for the respective years:

	Cost				Accumulated depreciation and impairment
	Balance at	Additions	Deletions	Balance at	Balance at	Additions	Deletions	Balance at	Net book value
	beginning	during	during	end of	beginning	during	during	end of	December 31,
	of year	year	year	year	of year	year	year	year	2017	2018
	in USD thousands				in USD thousands				in USD thousands
Composition in 2018
Intellectual property	6,896	15,000	-	21,896	96	-	-	96	6,800	21,800
Computer software	567	43	-	610	344	94	-	438	223	172
	7,463	15,043	-	22,506	440	94	-	534	7,023	21,972

	Cost				Accumulated depreciation and impairment
	Balance at	Additions	Deletions	Balance at	Balance at	Additions	Deletions	Balance at	Net book value
	beginning	during	during	end of	beginning	during	during	end of	December 31,
	of year	year	year	year	of year	year	year	year	2018	2019
	in USD thousands				in USD thousands				in USD thousands
Composition in 2019
Intellectual property	21,896	-	-	21,896	96	-	-	96	21,800	21,800
Computer software	610	6	-	616	438	87	-	525	172	91
	22,506	6	-	22,512	534	87	-	621	21,972	21,891

	Cost				Accumulated depreciation and impairment
	Balance at	Additions	Deletions	Balance at	Balance at	Additions	Deletions	Balance at	Net book value
	beginning	during	during	end of	beginning	during	during	end of	December 31,
	of year	year	year	year	of year	year	year	year	2019	2020
	in USD thousands				in USD thousands				in USD thousands
Composition in 2020
Intellectual property	21,896	-	104	21,792	96	-	-	96	21,800	21,696
Computer software	616	-	-	616	525	73	-	598	91	18
	22,512	-	104	22,408	621	73	-	694	21,891	21,714